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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-06106

                          Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2010 through April 30, 2011


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



                       Pioneer Mid Cap
                       Value Fund
--------------------------------------------------------------------------------
                       Semiannual Report | April 30, 2011
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PCGRX
Class B   PBCGX
Class C   PCCGX
Class R   PCMRX
Class Y   PYCGX


[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                           2
Portfolio Management Discussion                 4
Portfolio Summary                               7
Prices and Distributions                        8
Performance Update                              9
Comparing Ongoing Fund Expenses                14
Schedule of Investments                        16
Financial Statements                           24
Notes to Financial Statements                  33
Approval of Investment Advisory Agreement      40
Trustees, Officers and Service Providers       44


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    1

President's Letter

Dear Shareowner,

The U.S. economy is moving forward on a slow path to recovery. We believe the theme for the economy in 2011 may be modest but positive growth. The private sector is showing signs of slow but steady improvement, led by higher capital investment, solid exports, improved consumption, and gradually rising demand for consumer auto loans and commercial loans. At the same time, the risks to a steady recovery remain substantial, including the continued delays in the housing sector's recovery, rising oil prices, and the fiscal drag of U.S. federal and state budget cuts. We are concerned about the long-term risk of inflation in an environment of accommodative Fed policy, continued low nominal and "real" interest rates and rising commodity prices.

The recovery process may occur more slowly than many would like, and will almost certainly be accompanied by short-term market swings. But our investment professionals are finding good opportunities to invest. Through the first quarter of 2011, although bonds remained popular with investors, we believed there was value in the equity market. In both equity and bond markets, we are finding good opportunities to invest using the same disciplined approach we have used at Pioneer since 1928, which is to focus on identifying undervalued individual securities with the greatest potential for success, carefully weighing risk against reward. Our teams of investment professionals continually monitor and analyze the relative valuations of different sectors and securities globally to help build portfolios that we believe can help you achieve your investment goals.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. The strategy has generally performed well for many investors. For instance, bond markets certainly rewarded investors for most of 2010, even though equity valuations seemed quite reasonable and were inexpensive relative to bonds and compared with historic levels -- conditions which represented potentially good value for long-term investors.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    3

Portfolio Management Discussion | 4/30/11

Domestic equity values moved sharply higher over the six months ended April 30, 2011, amid growing confidence that the economic recovery was taking hold and that the economy was not likely to fall back into recession. In the following interview, Rod Wright, senior vice president at Pioneer Investments and leader of the investment team managing Pioneer Mid Cap Value Fund, discusses the factors that affected the Fund's performance during the six-month period.

Q How did the Fund perform during the six-month period ended April 30, 2011?

A Pioneer Mid Cap Value Fund Class A shares returned 16.96% at net asset value over the six months ended April 30, 2011, while the Fund's benchmark, the Russell Midcap Value Index (the Russell Index), returned 18.95%. Over the same period, the average return of the 324 mutual funds in Lipper's Multi-Cap Value Funds category was 18.21%.

Q What were the principal factors that affected the Fund's performance during the six months ended April 30, 2011?

A Stocks rose over the six-month period, propelled by increasing investor confidence that economies throughout the world would maintain their expansions and that corporations would continue to improve their profitability. Even dramatic political unrest in the Middle East, a sharp rise in energy prices, and a devastating earthquake and resulting tsunami in Japan did not derail the rally in equities. Among the stocks of U.S. corporations, small- and mid-cap stocks tended to outperform large-cap companies, while growth stocks maintained a general performance edge over value stocks. The period underscored the resilience of the market rally that began in 2009 and continued in 2010. While very cyclical, higher-risk stocks had been the performance leaders early in the rally, their edge seemed to wane as the six-month period progressed, and corporations with stronger balance sheets and more stable earnings began to grow in favor. By sector, stocks of energy, industrials and health care companies tended to do well during the period, while financials companies -- particularly banking corporations -- and telecommunication services corporations tended to lag.

  In that environment, Pioneer Mid Cap Value Fund delivered strong absolute returns and improved its performance relative to the benchmark Russell Index, even though the Fund's performance trailed that of the benchmark over the full six-month period ended April 30, 2011. We did not deviate from the Fund's long-term investment discipline and have continued to emphasize established, higher-quality mid-cap stocks of companies with strong balance sheets and sound management teams, although we did pare back the number of Fund holdings somewhat during the six-month period.


4    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

  By capitalization, the Fund's holdings have tended to be larger than those in the Russell Index as a whole.

Q How did you position the Fund during the six-month period ended April 30, 2011, and how did the positioning affect the Fund's performance?

A In managing the Fund, we tend not to focus on sector weightings, instead employing our fundamental analysis discipline in search of companies that have strong underlying strengths and yet are selling at attractive values relative to the market. Our investment discipline led to the Fund's having a higher weighting, relative to the Russell Index, in health care, and an underweighting in financials. While both of those weightings tended to hurt the Fund's performance in 2010, they have helped the Fund's benchmark-relative performance so far in 2011.

  In health care, we found particularly attractive values among companies, including HMOs that were out of favor with the market because of uncertainties concerning tighter government regulations. Three HMO holdings (Humana, CIGNA and Aetna) produced solid results during the six months ended April 30, 2011, giving significant positive support to the Fund's relative performance. Each of the companies saw its stock price appreciate in value by more than 30% during the six-month period. Rising oil prices drove performance results in the energy sector. While the Fund's overall energy position hurt benchmark-relative performance, the Fund still enjoyed solid results from four holdings in the group: independent refiner Valero; drilling and oil field services company Nabors Industries; and exploration-and-production companies Noble Energy and Devon Energy.

  During a period in which financials stocks struggled, partly as a result of worries about tighter government regulation of the financial markets, one financials holding in the Fund's portfolio fared very well. The shares of Moody's, a leading bond-rating firm and provider of financial research, posted a large gain as the company's revenues and profits surged with the recovery of the debt market. Among other strong performers for the Fund over the six-month period was broadcasting network CBS, which recorded solid gains in advertising sales.

  The Fund's holding in the consumer discretionary and utilities sectors tended to hold back performance results over the six-month period. Electronics retailer Best Buy was a particular disappointment, as it reported disappointing earnings at the end of 2010. We subsequently sold the Fund's position. Our decision not to have a Fund position in the Apollo Group, an operator of the University of Phoenix and other for-profit adult education institutions, also hurt relative performance when the stock rallied. In utilities, several Fund holdings with nuclear power plants in their portfolios performed poorly after new questions arose about the safety of nuclear


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    5
  energy following the devastating earthquake and tsunami that damaged a major nuclear power complex in Japan. The Fund's investments in Public Service Enterprise Group, Sempra Energy and PPL all hurt performance. We sold the Fund's position in Sempra.

Q What is your investment outlook?

A We believe the economy should continue to grow, and that stocks remain attractively valued in absolute terms and relative to historical trends and other asset classes.

  We are reasonably bullish about opportunities in the stock market, particularly in companies that we emphasize as part of our investment strategy for the Fund -- typically higher-quality, financially stronger corporations whose earnings are less dependent on cyclical trends than the mid-cap value universe as a whole. We believe the market trends that favored smaller, riskier and very cyclical stocks are nearing an end, and that larger, more defensive stocks should continue to gain in relative performance.

Please refer to the Schedule of Investments on pages 16-23 for a full listing of Fund securities.

Mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.


6    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Portfolio Summary | 4/30/11

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              92.4%
Temporary Cash Investments                       5.4%
Depositary Receipts                              2.2%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                      28.4%
Industrials                                     12.3%
Energy                                          11.8%
Health Care                                      9.5%
Information Technology                           9.0%
Consumer Discretionary                           9.0%
Utilities                                        6.9%
Consumer Staples                                 5.6%
Materials                                        4.8%
Telecommunication Services                       2.7%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*


    1.    Moody's Corp.                                                    2.30%
--------------------------------------------------------------------------------
    2.    Unum Group                                                       1.87
--------------------------------------------------------------------------------
    3.    CenturyLink, Inc.                                                1.76
--------------------------------------------------------------------------------
    4.    Humana, Inc.                                                     1.69
--------------------------------------------------------------------------------
    5.    Republic Services, Inc.                                          1.68
--------------------------------------------------------------------------------
    6.    Ingersoll-Rand Plc                                               1.67
--------------------------------------------------------------------------------
    7.    CIGNA Corp.                                                      1.65
--------------------------------------------------------------------------------
    8.    PPL Corp.                                                        1.62
--------------------------------------------------------------------------------
    9.    Xerox Corp.                                                      1.60
--------------------------------------------------------------------------------
   10.    Noble Affiliates, Inc.                                           1.59
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    7

Prices and Distributions | 4/30/11


Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                         4/30/11          10/31/10
--------------------------------------------------------------------------------
       A                             $23.06           $19.81
--------------------------------------------------------------------------------
       B                             $19.06           $16.38
--------------------------------------------------------------------------------
       C                             $18.94           $16.26
--------------------------------------------------------------------------------
       R                             $22.72           $19.48
--------------------------------------------------------------------------------
       Y                             $24.10           $20.75
--------------------------------------------------------------------------------

Distributions per Share: 11/1/10-4/30/11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
     Class            Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A             $0.1010               $--               $--
--------------------------------------------------------------------------------
       B             $    --               $--               $--
--------------------------------------------------------------------------------
       C             $    --               $--               $--
--------------------------------------------------------------------------------
       R             $0.0452               $--               $--
--------------------------------------------------------------------------------
       Y             $0.1882               $--               $--
--------------------------------------------------------------------------------

The Russell Midcap Value Index measures the performance of U.S. mid-cap value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 9-13.


8    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Performance Update | 4/30/11                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund at public offering price, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2011)
--------------------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 10 Years                              6.97%        6.34%
 5 Years                               3.55         2.33
 1 Year                               15.56         8.93
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                      Gross         Net
--------------------------------------------------------------------------------
                                       1.23%        1.23%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

           Pioneer Mid Cap Value Fund            Russell Midcap Value Index
4/01                  9,425                               10,000
                      9,821                               10,841
4/03                  8,424                                9,379
                     11,523                               12,655
4/05                 13,363                               15,224
                     15,532                               18,992
4/07                 18,203                               22,725
                     16,521                               20,076
4/09                 11,453                               12,696
                     16,001                               19,601
4/11                 18,491                               23,490


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 6/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                   Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    9

Performance Update | 4/30/11                                      Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2011)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                5.98%          5.98%
 5 Years                                 2.53           2.53
 1 Year                                 14.41          10.41
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------------------
                                         2.29%          2.29%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

           Pioneer Mid Cap Value Fund            Russell Midcap Value Index
4/01                 10,000                               10,000
                     10,338                               10,841
4/03                  8,793                                9,379
                     11,920                               12,655
4/05                 13,695                               15,224
                     15,768                               18,992
4/07                 18,315                               22,725
                     16,459                               20,076
4/09                 11,297                               12,696
                     15,619                               19,601
4/11                 17,869                               23,490


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares is 4% and declines over five years. For more complete information, please see the prospectus. Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Performance Update | 4/30/11                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2011)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                6.05%          6.05%
 5 Years                                 2.66           2.66
 1 Year                                 14.58          14.58
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------------------
                                         2.13%          2.13%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

           Pioneer Mid Cap Value Fund            Russell Midcap Value Index
4/01                 10,000                               10,000
                     10,335                               10,841
4/03                  8,786                                9,379
                     11,905                               12,655
4/05                 13,692                               15,224
                     15,781                               18,992
4/07                 18,343                               22,725
                     16,506                               20,076
4/09                 11,347                               12,696
                     15,705                               19,601
4/11                 17,994                               23,490


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    11

Performance Update | 4/30/11                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2011)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                6.69%          6.69%
 5 Years                                 3.30           3.30
 1 Year                                 15.35          15.35
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------------------
                                         1.50%          1.50%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

           Pioneer Mid Cap Value Fund            Russell Midcap Value Index
4/01                 10,000                               10,000
                     10,368                               10,841
4/03                  8,852                                9,379
                     12,100                               12,655
4/05                 14,018                               15,224
                     16,247                               18,992
4/07                 19,004                               22,725
                     17,191                               20,076
4/09                 11,885                               12,696
                     16,568                               19,601
4/11                 19,110                               23,490


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003, is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period beginning on April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Performance Update | 4/30/11                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 Million investment made in Pioneer Mid Cap Value Fund, compared to that of the Russell Midcap Value Index.


Average Annual Total Returns
(As of April 30, 2011)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                7.46%          7.46%
 5 Years                                 3.98           3.98
 1 Year                                 16.02          16.02
--------------------------------------------------------------------------------


 Expense Ratio
 (Per prospectus dated March 1, 2011)
--------------------------------------------------------------------------------
                                        Gross          Net
--------------------------------------------------------------------------------
                                         0.84%          0.84%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

           Pioneer Mid Cap Value Fund            Russell Midcap Value Index
4/01                  5,000,000                            5,000,000
                      5,234,506                            5,420,714
4/03                  4,512,677                            4,689,578
                      6,203,164                            6,327,371
4/05                  7,238,897                            7,612,138
                      8,448,154                            9,495,943
4/07                  9,940,739                           11,362,443
                      9,054,265                           10,038,238
4/09                  6,309,294                            6,347,902
                      8,851,398                            9,800,570
4/11                 10,269,026                           11,744,768


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 6/1/12 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on actual returns from November 1, 2010 through April 30, 2011.


------------------------------------------------------------------------------------------------------------
 Share Class                          A               B               C               R               Y
------------------------------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 on 11/1/10
------------------------------------------------------------------------------------------------------------
 Ending Account Value             $1,169.60       $1,163.60       $1,164.80       $1,168.90       $1,171.40
 (after expenses) on 4/30/11
------------------------------------------------------------------------------------------------------------
 Expenses Paid                        $5.92          $11.64          $10.41           $7.15           $3.93
 During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.17%, 1.94%, 1.33%, and 0.73% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


14    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from November 1, 2010 through April 30, 2011.


------------------------------------------------------------------------------------------------------------
      Share Class                     A               B               C               R               Y
------------------------------------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00       $1,000.00       $1,000.00       $1,000.00       $1,000.00
 on 11/1/10
------------------------------------------------------------------------------------------------------------
 Ending Account Value             $1,019.34       $1,014.03       $1,015.17       $1,018.20       $1,021.17
 (after expenses) on 4/30/11
------------------------------------------------------------------------------------------------------------
 Expenses Paid                        $5.51          $10.84           $9.69           $6.66           $3.66
 During Period*
------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.17%, 1.94%, 1.33%, and 0.73% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    15

Schedule of Investments | 4/30/11 (unaudited)


--------------------------------------------------------------------
 Shares                                              Value
--------------------------------------------------------------------
               COMMON STOCKS -- 98.7%
               ENERGY -- 11.6%
               Integrated Oil & Gas -- 2.7%
  325,000      Murphy Oil Corp.                      $   25,181,000
  500,000      QEP Resources, Inc.                       21,365,000
                                                     --------------
                                                     $   46,546,000
--------------------------------------------------------------------
               Oil & Gas Drilling -- 2.4%
  331,300      Ensco Plc (A.D.R.) (b)                $   19,752,106
  700,000      Nabors Industries, Inc.*                  21,448,000
                                                     --------------
                                                     $   41,200,106
--------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 0.9%
  300,000      Cameron International Corp.*          $   15,816,000
--------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 4.3%
  240,000      Devon Energy Corp.                    $   21,840,000
  280,000      Noble Affiliates, Inc.                    26,955,600
  900,000      Petrohawk Energy Corp.*                   24,309,000
                                                     --------------
                                                     $   73,104,600
--------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 1.3%
  800,000      Valero Energy Corp.                   $   22,640,000
                                                     --------------
               Total Energy                          $  199,306,706
--------------------------------------------------------------------
               MATERIALS -- 4.7%
               Diversified Chemical -- 0.9%
  170,000      PPG Industries, Inc. (b)              $   16,093,900
--------------------------------------------------------------------
               Metal & Glass Containers -- 1.4%
  783,800      Owens-Illinois, Inc.*                 $   23,255,346
--------------------------------------------------------------------
               Paper Packaging -- 1.3%
  950,000      Temple-Inland, Inc.                   $   22,353,500
--------------------------------------------------------------------
               Specialty Chemicals -- 1.1%
  375,000      Ecolab, Inc.                          $   19,785,000
                                                     --------------
               Total Materials                       $   81,487,746
--------------------------------------------------------------------
               CAPITAL GOODS -- 9.2%
               Aerospace & Defense -- 2.6%
  300,000      L-3 Communications Holdings, Inc.     $   24,057,000
  800,000      Textron, Inc. (b)                         20,880,000
                                                     --------------
                                                     $   44,937,000
--------------------------------------------------------------------
               Construction & Engineering -- 1.1%
  275,000      Fluor Corp.                           $   19,233,500
--------------------------------------------------------------------
               Industrial Machinery -- 5.5%
  225,000      Crane Co.                             $   11,229,750
  238,600      Eaton Corp.                               12,772,258
  560,859      Ingersoll-Rand Plc (b)                    28,323,380

The accompanying notes are an integral part of these financial statements.


16    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

-----------------------------------------------------------------------
 Shares                                                 Value
-----------------------------------------------------------------------
               Industrial Machinery -- (continued)
  300,000      Snap-On, Inc.                            $   18,531,000
  275,000      SPX Corp.                                    23,773,750
                                                        --------------
                                                        $   94,630,138
                                                        --------------
               Total Capital Goods                      $  158,800,638
-----------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 2.9%
               Environmental & Facilities Services -- 1.7%
  900,000      Republic Services, Inc.                  $   28,458,000
-----------------------------------------------------------------------
               Human Resource & Employment Services -- 1.2%
  375,000      Towers Watson & Co.                      $   21,510,000
                                                        --------------
               Total Commercial Services & Supplies     $   49,968,000
-----------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 3.4%
               Homebuilding -- 1.2%
  983,000      Toll Brothers, Inc.*                     $   20,652,830
-----------------------------------------------------------------------
               Household Appliances -- 1.1%
  213,000      Whirlpool Corp.*(b)                      $   18,356,340
-----------------------------------------------------------------------
               Housewares & Specialties -- 1.1%
  300,000      Fortune Brands, Inc.                     $   19,524,000
                                                        --------------
               Total Consumer Durables & Apparel        $   58,533,170
-----------------------------------------------------------------------
               CONSUMER SERVICES -- 1.4%
               Hotels, Resorts & Cruise Lines -- 1.3%
  626,700      Wyndham Worldwide Corp.                  $   21,690,087
-----------------------------------------------------------------------
               Restaurants -- 0.1%
  102,901      Jack In The Box, Inc.*(b)                $    2,124,906
                                                        --------------
               Total Consumer Services                  $   23,814,993
-----------------------------------------------------------------------
               MEDIA -- 1.9%
               Broadcasting -- 1.3%
  900,000      CBS Corp. (Class B)                      $   22,698,000
-----------------------------------------------------------------------
               Movies & Entertainment -- 0.6%
  200,000      Viacom, Inc. (Class B)                   $   10,232,000
                                                        --------------
               Total Media                              $   32,930,000
-----------------------------------------------------------------------
               RETAILING -- 2.2%
               Department Stores -- 1.2%
  384,200      Kohl's Corp.                             $   20,251,182
-----------------------------------------------------------------------
               Specialty Stores -- 1.0%
  823,000      Staples, Inc.                            $   17,398,220
                                                        --------------
               Total Retailing                          $   37,649,402
-----------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 4.7%
               Distillers & Vintners -- 1.4%
1,100,000      Constellation Brands, Inc.*              $   24,629,000
-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    17

-------------------------------------------------------------------------
 Shares                                                   Value
-------------------------------------------------------------------------
               Packaged Foods & Meats -- 3.3%
  515,400      Campbell Soup Co. (b)                      $   17,312,286
  300,000      ConAgra, Inc.                                   7,335,000
  764,400      Sara Lee Corp.                                 14,676,480
  225,000      The J.M. Smucker Co.                           16,890,750
                                                          --------------
                                                          $   56,214,516
                                                          --------------
               Total Food, Beverage & Tobacco             $   80,843,516
-------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
               Household Products -- 0.8%
  175,000      Church & Dwight Co, Inc.                   $   14,434,000
                                                          --------------
               Total Household & Personal Products        $   14,434,000
-------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 6.5%
               Health Care Equipment -- 2.2%
  350,000      Baxter International, Inc.                 $   19,915,000
  450,000      Medtronic, Inc.*                               18,787,500
                                                          --------------
                                                          $   38,702,500
-------------------------------------------------------------------------
               Managed Health Care -- 4.3%
  400,000      Aetna, Inc.                                $   16,552,000
  600,000      CIGNA Corp.                                    28,098,000
  376,300      Humana, Inc.*                                  28,643,956
                                                          --------------
                                                          $   73,293,956
                                                          --------------
               Total Health Care Equipment & Services     $  111,996,456
-------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 2.9%
               Life Sciences Tools & Services -- 1.2%
  334,500      Thermo Fisher Scientific, Inc.*            $   20,066,655
-------------------------------------------------------------------------
               Pharmaceuticals -- 1.7%
  575,000      Forest Laboratories, Inc.*                 $   19,067,000
  400,000      Mylan, Inc.*                                    9,968,000
                                                          --------------
                                                          $   29,035,000
                                                          --------------
               Total Pharmaceuticals & Biotechnology      $   49,101,655
-------------------------------------------------------------------------
               BANKS -- 7.8%
               Diversified Banks -- 1.4%
  625,000      Comerica, Inc. (b)                         $   23,706,250
-------------------------------------------------------------------------
               Regional Banks -- 6.4%
  625,000      Associated Banc-Corp (b)                   $    9,125,000
  457,500      CIT Group, Inc.*                               19,425,450
2,400,000      KeyCorp                                        20,808,000
  350,000      PNC Bank Corp.                                 21,819,000
6,069,300      Popular, Inc.*                                 19,118,295
  703,500      SunTrust Banks, Inc.                           19,831,665
                                                          --------------
                                                          $  110,127,410
                                                          --------------
               Total Banks                                $  133,833,660
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

------------------------------------------------------------------------------
 Shares                                                        Value
------------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 6.3%
               Asset Management & Custody Banks -- 1.5%
  525,000      Northern Trust Corp.                            $   26,244,750
------------------------------------------------------------------------------
               Consumer Finance -- 1.2%
  386,000      Capital One Financial Corp.*                    $   21,125,780
------------------------------------------------------------------------------
               Investment Banking & Brokerage -- 1.3%
1,000,000      TD Ameritrade Holding Corp. (b)                 $   21,540,000
------------------------------------------------------------------------------
               Specialized Finance -- 2.3%
1,000,000      Moody's Corp. (b)                               $   39,140,000
                                                               --------------
               Total Diversified Financials                    $  108,050,530
------------------------------------------------------------------------------
               INSURANCE -- 7.4%
               Life & Health Insurance -- 3.3%
  800,000      Lincoln National Corp.                          $   24,984,000
1,200,000      Unum Group                                          31,776,000
                                                               --------------
                                                               $   56,760,000
------------------------------------------------------------------------------
               Multi-Line Insurance -- 1.0%
  625,000      Hartford Financial Services Group, Inc. (b)     $   18,106,250
------------------------------------------------------------------------------
               Property & Casualty Insurance -- 2.2%
  652,900      Allstate Corp.                                  $   22,094,136
  425,000      Axis Capital Holdings, Ltd.                         15,028,000
                                                               --------------
                                                               $   37,122,136
------------------------------------------------------------------------------
               Reinsurance -- 0.9%
  225,000      RenaissanceRe Holdings, Ltd.                    $   15,813,000
                                                               --------------
               Total Insurance                                 $  127,801,386
------------------------------------------------------------------------------
               REAL ESTATE -- 6.6%
               Industrial Real Estate Investment Trusts -- 1.0%
1,073,400      First Potomac Realty Trust (b)                  $   17,421,282
------------------------------------------------------------------------------
               Mortgage Real Estate Investment Trusts -- 0.9%
  900,000      Annaly Capital Management, Inc. (b)             $   16,056,000
------------------------------------------------------------------------------
               Office Real Estate Investment Trusts -- 2.3%
  917,800      BioMed Property Trust, Inc.                     $   18,209,152
   72,000      Boston Properties, Inc.                              7,526,160
  370,900      Mack-Cali Realty Corp.                              13,100,188
                                                               --------------
                                                               $   38,835,500
------------------------------------------------------------------------------
               Retail Real Estate Investment Trusts -- 1.1%
  954,200      Kimco Realty Corp.                              $   18,645,068
------------------------------------------------------------------------------
               Specialized Real Estate Investment Trusts -- 1.3%
1,259,500      Host Hotels & Resorts, Inc.                     $   22,406,505
                                                               --------------
               Total Real Estate                               $  113,364,355
------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 2.3%
               Application Software -- 1.4%
2,184,655      Compuware Corp.*                                $   24,752,141
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    19

------------------------------------------------------------------------
 Shares                                                  Value
------------------------------------------------------------------------
               Data Processing & Outsourced Services -- 0.9%
  300,000      Computer Sciences Corp.*                  $   15,294,000
                                                         --------------
               Total Software & Services                 $   40,046,141
------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 3.8%
               Computer Storage & Peripherals -- 1.3%
  560,000      Western Digital Corp.*                    $   22,288,000
------------------------------------------------------------------------
               Office Electronics -- 1.6%
2,700,000      Xerox Corp.                               $   27,243,000
------------------------------------------------------------------------
               Technology Distributors -- 0.9%
  808,400      Ingram Micro, Inc.*                       $   15,141,332
                                                         --------------
               Total Technology Hardware & Equipment     $   64,672,332
------------------------------------------------------------------------
               SEMICONDUCTORS -- 2.8%
               Semiconductor Equipment -- 1.1%
  452,000      ASM Lithography Holdings NV (A.D.R.)      $   18,875,520
------------------------------------------------------------------------
               Semiconductors -- 1.7%
  420,000      Analog Devices, Inc.                      $   16,930,200
1,160,700      Micron Technology, Inc.*                      13,104,303
                                                         --------------
                                                         $   30,034,503
                                                         --------------
               Total Semiconductors                      $   48,910,023
------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 2.7%
               Integrated Telecommunication Services -- 1.7%
  731,600      CenturyLink, Inc.                         $   29,834,648
------------------------------------------------------------------------
               Wireless Telecommunication Services -- 1.0%
  387,500      NII Holdings, Inc.*                       $   16,112,250
                                                         --------------
               Total Telecommunication Services          $   45,946,898
------------------------------------------------------------------------
               UTILITIES -- 6.8%
               Electric Utilities -- 2.9%
  200,000      DPL, Inc. (b)                             $    6,058,000
  403,900      Exelon Corp.                                  17,024,385
1,000,000      PPL Corp.                                     27,430,000
                                                         --------------
                                                         $   50,512,385
------------------------------------------------------------------------
               Multi-Utilities -- 3.9%
  750,000      Ameren Corp. (b)                          $   21,982,500
  925,000      CMS Energy Corp. (b)                          18,315,000
  495,900      Consolidated Edison, Inc. (b)                 25,846,307
                                                         --------------
                                                         $   66,143,807
                                                         --------------
               Total Utilities                           $  116,656,192
------------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,375,187,853)                     $1,698,147,799
------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


20    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

--------------------------------------------------------------------------------------------
Principal
Amount ($)                                                                   Value
--------------------------------------------------------------------------------------------
                TEMPORARY CASH INVESTMENTS -- 5.6%
                Repurchase Agreement -- 0.6%
10,890,000      SG Americas Securities LLC, 0.02%, dated 4/29/11,
                repurchase price of $10,890,000 plus accrued interest on
                5/2/11 collateralized by $11,107,801 U.S. Treasury Notes,
                1.5%, 12/31/13                                               $   10,890,000
                                                                             --------------
                Total Repurchase Agreement                                   $   10,890,000
--------------------------------------------------------------------------------------------
                Securities Lending Collateral -- 5.0% (c)
                Certificates of Deposit:
 2,241,377      Bank of Nova Scotia, 0.27%, 9/29/11                          $    2,241,377
 1,568,964      BBVA Group NY, 1.11%, 7/26/11                                     1,568,964
 2,241,377      BNP Paribas Bank NY, 0.34%, 5/9/11                                2,241,377
 2,241,377      Canadian Imperial Bank of Commerce NY, 0.22%, 10/3/11             2,241,377
 2,241,377      DnB NOR Bank ASA NY, 0.24%, 6/7/11                                2,241,377
 1,120,647      National Australia Bank NY, 0.29%, 10/19/11                       1,120,647
 2,465,993      RaboBank Netherland NV NY, 0.34%, 4/2/12                          2,465,993
 1,344,826      Royal Bank of Canada NY, 0.34%, 12/2/11                           1,344,826
 2,241,377      Skandinav Enskilda Bank NY, 0.38%, 6/7/11                         2,241,377
 1,344,826      SOCGEN NY, 0.28%, 7/14/11                                         1,344,826
   896,551      SOCGEN NY, 0.37%, 6/10/11                                           896,551
   672,413      SOCGEN NY, 0.18%, 5/20/11                                           672,413
 2,241,377      Svenska NY, 0.28%, 5/12/11                                        2,241,377
 1,568,964      Svenska NY, 0.20%, 7/19/11                                        1,568,964
 2,241,377      Westpac Banking Corp. NY, 0.34%, 12/6/11                          2,241,377
                                                                             --------------
                                                                             $   26,672,823
--------------------------------------------------------------------------------------------
                Commercial Paper:
   896,551      American Honda Finance, 0.34%, 1/11/12                       $      896,551
   897,536      American Honda Finance, 1.06%, 6/20/11                              897,536
   821,686      Australia & New Zealand Banking Group, 0.91%, 8/4/11                821,686
   896,427      BBVLON, 0.55%, 5/9/11                                               896,427
 1,344,708      BBVLON, 0.35%, 5/9/11                                             1,344,708
 2,240,520      BCSFUN, 0.25%, 6/24/11                                            2,240,520
   336,022      BCSFUN, 0.22%, 7/29/11                                              336,022
 2,016,910      CBAPP, 0.26%, 5/23/11                                             2,016,910
 2,277,571      Caterpillar Financial Services Corp., 1.06%, 6/24/11              2,277,571
 2,241,416      Federal Home Loan Bank, 0.27%, 6/1/11                             2,241,416
   224,117      General Electric Capital Corp., 0.39%, 6/6/11                       224,117
 1,792,964      HSBC, 0.25%, 5/11/11                                              1,792,964
   336,523      JPMorgan Chase & Co., 1.06%, 6/13/11                                336,523
 2,017,239      JPMorgan Chase & Co., 0.30%, 5/18/11                              2,017,239
 1,120,444      NABPP, 0.25%, 6/1/11                                              1,120,444
 1,792,039      NORDNA, 0.27%, 7/18/11                                            1,792,039
 1,792,205      PARFIN, 0.23%, 7/11/11                                            1,792,205

The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    21

---------------------------------------------------------------------------
Principal
Amount ($)                                                  Value
---------------------------------------------------------------------------
               Commercial Paper -- (continued)
  896,551      Royal Bank of Canada NY, 0.30%, 4/30/12      $      896,551
1,344,671      SANU, 0.68%, 5/13/11                              1,344,671
1,343,517      SANU, 0.68%, 6/17/11                              1,343,517
1,120,011      SANU, 0.68%, 6/1/11                               1,120,011
1,344,734      SEB, 0.19%, 5/13/11                               1,344,734
1,120,654      SOCNAM, 0.37%, 5/3/11                             1,120,654
2,241,377      Toyota Motor Credit Corp., 0.34%, 9/8/11          2,241,377
  673,063      Wachovia, 0.46%, 3/1/12                             673,063
  896,891      Wachovia, 0.43%, 10/15/11                           896,891
  448,596      Wells Fargo & Co., 0.39%, 1/24/12                   448,596
                                                            --------------
                                                            $   34,474,943
---------------------------------------------------------------------------
               Tri-party Repurchase Agreements:
4,021,119      Barclays Capital Plc, 0.03%, 5/2/11          $    4,021,119
4,482,753      Deutsche Bank AG, 0.03, 5/2/11                    4,482,753
4,482,753      HSBC Bank USA NA, 0.03%, 5/2/11                   4,482,753
4,482,753      RBS Securities, Inc., 0.04%, 5/2/11               4,482,753
                                                            --------------
                                                            $   17,469,378
---------------------------------------------------------------------------


-----------------------------------------------------------------------------
 Shares
-----------------------------------------------------------------------------
                Money Market Mutual Funds:
  4,034,478     Dreyfus Preferred Money Market Fund           $    4,034,478
  4,034,478     Fidelity Prime Money Market Fund                   4,034,478
                                                              --------------
                                                              $    8,068,956
                                                              --------------
                Total Securities Lending Collateral           $   86,686,100
-----------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $97,576,100)                            $   97,576,100
-----------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 104.3%
                (Cost $1,472,763,953) (a)                     $1,795,723,899
-----------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (4.3)%        $  (74,728,273)
-----------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                    $1,720,995,626
=============================================================================

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At April 30, 2011, the net unrealized gain on investments based on cost for federal income tax purposes of $1,480,748,064 was as follows:

           Aggregate gross unrealized gain for all investments in which there is an
             excess of value over tax cost                                             $327,093,945
           Aggregate gross unrealized loss for all investments in which there is an
             excess of tax cost over value                                              (12,118,110)
                                                                                       ------------
           Net unrealized gain                                                         $314,975,835
                                                                                       ============


The accompanying notes are an integral part of these financial statements.


22    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

(b)      At April 30, 2011, the following securities were out on loan:



-------------------------------------------------------------------------
    Shares         Security                                    Value
-------------------------------------------------------------------------
      10,500     Ameren Corp.                                $   307,755
     179,200     Annaly Capital Management, Inc.               3,196,928
     430,300     Associated Banc-Corp                          6,282,380
     510,000     Campbell Soup Co.                            17,130,900
     410,100     CMS Energy Corp.                              8,119,980
      63,500     Comerica, Inc.                                2,408,555
      10,900     Consolidated Edison, Inc.                       568,108
       8,900     DPL, Inc.                                       269,581
     229,900     Ensco Plc (A.D.R.)                           13,706,638
      83,400     First Potomac Realty Trust                    1,353,582
      40,900     Hartford Financial Services Group, Inc.       1,184,873
      17,800     Ingersoll-Rand Plc                              898,900
      24,600     Jack In The Box, Inc.*                          507,990
     640,900     Moody's Corp.                                25,084,826
       3,000     PPG Industries, Inc.                            284,010
      14,000     TD Ameritrade Holding Corp.                     301,560
     143,600     Textron, Inc.                                 3,747,960
         900     Whirlpool Corp.*                                 77,562
-------------------------------------------------------------------------
                 Total                                       $85,432,088
=========================================================================

(c)      Securities lending collateral is managed by Credit Suisse AG, New York
         Branch.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended April 30, 2011 aggregated $634,609,937 and $690,699,103, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of April 30, 2011, in valuing the Fund's assets:



----------------------------------------------------------------------------------------------------
                                Level 1              Level 2           Level 3      Total
----------------------------------------------------------------------------------------------------
 Common Stocks                  $1,698,147,799       $        --       $ --         $ 1,698,147,799
 Temporary Cash Investments                 --        89,507,144         --              89,507,144
 Money Market Mutual Funds           8,068,956                --         --               8,068,956
----------------------------------------------------------------------------------------------------
 Total                          $1,706,216,755       $89,507,144       $ --         $ 1,795,723,899
====================================================================================================


The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    23

Statement of Assets and Liabilities | 4/30/11 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
   $85,432,088) (cost $1,472,763,953)                                    $1,795,723,899
  Cash                                                                        6,490,712
  Receivables --
   Investment securities sold                                                14,586,189
   Fund shares sold                                                           1,489,214
   Dividends and interest                                                       815,543
  Other                                                                          58,638
----------------------------------------------------------------------------------------
     Total assets                                                        $1,819,164,195
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                       $    9,077,047
   Fund shares repurchased                                                    1,952,329
   Upon return of securities loaned                                          86,686,100
  Due to affiliates                                                             348,512
  Accrued expenses                                                              104,581
----------------------------------------------------------------------------------------
     Total liabilities                                                   $   98,168,569
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                        $1,557,585,684
  Undistributed net investment income                                         2,011,183
  Accumulated net realized loss on investments                             (161,561,187)
  Net unrealized gain on investments                                        322,959,946
----------------------------------------------------------------------------------------
     Total net assets                                                    $1,720,995,626
========================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,102,273,801/47,795,097 shares)                    $        23.06
  Class B (based on $47,723,968/2,504,200 shares)                        $        19.06
  Class C (based on $94,142,265/4,970,598 shares)                        $        18.94
  Class R (based on $63,123,663/2,778,795 shares)                        $        22.72
  Class Y (based on $413,731,929/17,164,854 shares)                      $        24.10
MAXIMUM OFFERING PRICE:
  Class A ($23.06 [divided by] 94.25%)                                   $        24.47
========================================================================================


The accompanying notes are an integral part of these financial statements.


24    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Statement of Operations (unaudited)

For the Six Months Ended 4/30/11


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $36,544)      $ 14,291,683
  Interest                                                        11,764
  Income from securities loaned, net                             109,461
-------------------------------------------------------------------------------------------
     Total investment income                                                  $ 14,412,908
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                $  5,337,499
   Performance Adjustment                                       (724,934)
  Transfer agent fees and expenses
   Class A                                                       760,947
   Class B                                                       103,829
   Class C                                                        80,169
   Class R                                                         8,013
   Class Y                                                         9,930
  Distribution fees
   Class A                                                     1,316,825
   Class B                                                       243,580
   Class C                                                       449,951
   Class R                                                       152,449
  Shareholder communications expense                             755,758
  Administrative reimbursements                                  249,848
  Custodian fees                                                  35,383
  Registration fees                                               55,370
  Professional fees                                               48,465
  Printing expense                                                30,061
  Fees and expenses of nonaffiliated trustees                     21,416
  Miscellaneous                                                   32,982
-------------------------------------------------------------------------------------------
     Total expenses                                                           $  8,967,541
-------------------------------------------------------------------------------------------
       Net investment income                                                  $  5,445,367
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on:
   Investments                                              $100,403,608
   Class action                                                  575,009      $100,978,617
-------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                $149,569,342
-------------------------------------------------------------------------------------------
  Net gain on investments                                                     $250,547,959
-------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                        $255,993,326
===========================================================================================


The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    25

Statements of Changes in Net Assets

For the Six Months Ended 4/30/11 and the Year Ended 10/31/10, respectively


------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/11             Year Ended
                                                             (unaudited)         10/31/10
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $    5,445,367      $    9,443,139
Net realized gain on investments and class action               100,978,617         146,736,229
Change in net unrealized gain on investments                    149,569,342         102,174,682
------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations      $  255,993,326      $  258,354,050
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.10 and $0.12 per share, respectively)         $   (5,044,203)     $   (7,621,742)
   Class B ($0.00 and $0.00 per share, respectively)                     --                  --
   Class C ($0.00 and $0.01 per share, respectively)                     --             (54,536)
   Class R ($0.05 and $0.10 per share, respectively)               (130,618)           (341,960)
   Class Y ($0.19 and $0.19 per share, respectively)             (3,123,335)         (3,313,707)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $   (8,298,156)     $  (11,331,945)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $   98,855,747      $  196,318,945
Reinvestment of distributions                                     6,733,409           9,084,826
Cost of shares repurchased                                     (178,172,562)       (449,866,557)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                            $  (72,583,406)     $ (244,462,786)
------------------------------------------------------------------------------------------------
   Net increase in net assets                                $  175,111,764      $    2,559,319
NET ASSETS:
Beginning of period                                           1,545,883,862       1,543,324,543
------------------------------------------------------------------------------------------------
End of period                                                $1,720,995,626      $1,545,883,862
------------------------------------------------------------------------------------------------
Undistributed net investment income                          $    2,011,183      $    4,863,972
================================================================================================


The accompanying notes are an integral part of these financial statements.


26    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

---------------------------------------------------------------------------------------------------------
                                     '11 Shares     '11 Amount             '10 Shares      '10 Amount
                                     (unaudited)    (unaudited)
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                           2,198,385     $ 47,208,212             5,068,085     $  93,989,904
Reinvestment of distributions           222,369        4,707,577               376,860         6,791,090
Less shares repurchased              (5,373,876)    (115,645,658)          (11,540,848)     (306,733,655)
---------------------------------------------------------------------------------------------------------
   Net decrease                      (2,953,122)    $(63,729,869)           (6,095,903)    $(205,952,661)
=========================================================================================================
Class B
Shares sold                              67,098     $  1,214,736               199,943     $   3,076,887
Reinvestment of distributions                --               --                    --                --
Less shares repurchased                (613,409)     (10,885,244)           (1,397,821)      (21,562,363)
---------------------------------------------------------------------------------------------------------
   Net decrease                        (546,311)    $ (9,670,508)           (1,197,878)    $ (18,485,476)
=========================================================================================================
Class C
Shares sold                             262,583     $  4,654,552               604,882     $   9,304,143
Reinvestment of distributions                --               --                 2,970            44,259
Less shares repurchased                (627,675)     (11,051,006)           (1,491,036)      (22,736,390)
---------------------------------------------------------------------------------------------------------
   Net decrease                        (365,092)    $ (6,396,454)             (883,184)    $ (13,387,988)
=========================================================================================================
Class R
Shares sold                             305,915     $  6,478,692               915,893     $  16,753,543
Reinvestment of distributions             6,004          125,238                18,343           325,769
Less shares repurchased                (570,167)     (12,013,785)           (1,321,315)      (24,122,770)
---------------------------------------------------------------------------------------------------------
   Net decrease                        (258,248)    $ (5,409,855)             (387,079)    $  (7,043,458)
=========================================================================================================
Class Y
Shares sold                           1,738,779     $ 39,299,555             3,804,944     $  73,194,468
Reinvestment of distributions            86,039        1,900,594               102,325         1,923,708
Less shares repurchased              (1,275,763)     (28,576,869)           (3,872,876)      (74,711,379)
---------------------------------------------------------------------------------------------------------
   Net increase                         549,055     $ 12,623,280                34,393     $     406,797
=========================================================================================================


The accompanying notes are an integral part of these financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    27

Financial Highlights


----------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended
                                                          4/30/11           Year Ended
                                                          (unaudited)       10/31/10
----------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $    19.81        $    16.91
----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $     0.07        $     0.12
 Net realized and unrealized gain (loss) on investments         3.28              2.90
----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $     3.35        $     3.02
Distributions to shareowners:
 Net investment income                                         (0.10)            (0.12)
 Net realized gain                                                --                --
----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $     3.25        $     2.90
----------------------------------------------------------------------------------------
Net asset value, end of period                            $    23.06        $    19.81
========================================================================================
Total return*                                                  16.96%            17.96%
Ratio of net expenses to average net assets+                    1.10%**           1.23%
Ratio of net investment income to average net assets+           0.67%**           0.61%
Portfolio turnover rate                                           80%**             89%
Net assets, end of period (in thousands)                  $1,102,274        $1,005,305
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.10%**           1.23%
 Net investment income                                          0.67%**           0.61%
========================================================================================


--------------------------------------------------------------------------------------------------------------------
                                                          Year Ended     Year Ended      Year Ended     Year Ended
                                                          10/31/09       10/31/08        10/31/07       10/31/06
--------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                      $    15.04     $    25.62      $    25.33      $    22.84
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $     0.14     $     0.17      $     0.11      $     0.12
 Net realized and unrealized gain (loss) on investments         1.91          (8.99)           3.58            3.24
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $     2.05     $    (8.82)     $     3.69      $     3.36
Distributions to shareowners:
 Net investment income                                         (0.18)         (0.10)          (0.10)          (0.02)
 Net realized gain                                                --          (1.66)          (3.30)          (0.85)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $     1.87     $   (10.58)     $     0.29      $     2.49
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $    16.91     $    15.04      $    25.62      $    25.33
====================================================================================================================
Total return*                                                  13.87%        (36.70)%         16.47%          15.11%
Ratio of net expenses to average net assets+                    1.43%          1.13%           1.03%           1.08%
Ratio of net investment income to average net assets+           0.89%          0.80%           0.48%           0.46%
Portfolio turnover rate                                           81%            61%             54%             91%
Net assets, end of period (in thousands)                  $1,046,729     $1,101,941      $2,048,721      $1,946,583
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.43%          1.13%           1.02%           1.07%
 Net investment income                                          0.89%          0.80%           0.49%           0.47%
====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


28  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

----------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/11          Year Ended
                                                             (unaudited)      10/31/10
----------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                         $ 16.38          $ 14.03
----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $ (0.03)         $ (0.05)
 Net realized and unrealized gain (loss) on investments         2.71             2.40
----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.68          $  2.35
Distributions to shareowners:
 Net investment income                                            --               --
 Net realized gain                                                --               --
----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  2.68          $  2.35
----------------------------------------------------------------------------------------
Net asset value, end of period                               $ 19.06          $ 16.38
========================================================================================
Total return*                                                  16.36%           16.75%
Ratio of net expenses to average net assets+                    2.17%**          2.29%
Ratio of net investment loss to average net assets+            (0.39)%**        (0.45)%
Portfolio turnover rate                                           80%**            89%
Net assets, end of period (in thousands)                     $47,724          $49,961
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   2.17%**          2.29%
 Net investment loss                                           (0.39)%**        (0.45)%
========================================================================================



-------------------------------------------------------------------------------------------------------------------
                                                            Year Ended      Year Ended     Year Ended   Year Ended
                                                            10/31/09        10/31/08       10/31/07     10/31/06
-------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                        $ 12.47         $ 21.65        $  22.00     $  20.10
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.01(a)      $ (0.01)       $  (0.10)    $  (0.11)
 Net realized and unrealized gain (loss) on investments        1.57           (7.51)           3.05         2.86
-------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  1.58         $ (7.52)       $   2.95     $   2.75
Distributions to shareowners:
 Net investment income                                        (0.02)             --              --           --
 Net realized gain                                               --           (1.66)          (3.30)       (0.85)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  1.56         $ (9.18)       $  (0.35)    $   1.90
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 14.03         $ 12.47        $  21.65     $  22.00
===================================================================================================================
Total return*                                                 12.66%         (37.32)%         15.38%       14.09%
Ratio of net expenses to average net assets+                   2.51%           2.09%           1.97%        2.00%
Ratio of net investment loss to average net assets+           (0.17)%         (0.16)%         (0.46)%      (0.46)%
Portfolio turnover rate                                          81%             61%             54%          91%
Net assets, end of period (in thousands)                    $59,595         $70,729        $149,348     $166,294
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.51%           2.08%           1.95%        1.98%
 Net investment loss                                          (0.17)%         (0.15)%         (0.44)%      (0.44)%
===================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.


The accompanying notes are an integral part of these financial statements.


                    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11  29

-----------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             4/30/11          Year Ended
                                                             (unaudited)      10/31/10
-----------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 16.26          $ 13.92
-----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                $ (0.01)         $ (0.04)
 Net realized and unrealized gain (loss) on investments         2.69             2.39
-----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  2.68          $  2.35
Distributions to shareowners:
 Net investment income                                            --            (0.01)
 Net realized gain                                                --               --
-----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  2.68          $  2.34
-----------------------------------------------------------------------------------------
Net asset value, end of period                               $ 18.94          $ 16.26
=========================================================================================
Total return*                                                  16.48%           16.88%
Ratio of net expenses to average net assets+                    1.94%**          2.13%
Ratio of net investment loss to average net assets+            (0.16)%**        (0.29)%
Portfolio turnover rate                                           80%**            89%
Net assets, end of period (in thousands)                     $94,142          $86,750
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.94%**          2.13%
 Net investment loss                                           (0.16)%**        (0.29)%
=========================================================================================


---------------------------------------------------------------------------------------------------------------------
                                                            Year Ended      Year Ended      Year Ended    Year Ended
                                                            10/31/09        10/31/08        10/31/07      10/31/06
---------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                        $ 12.38         $ 21.48         $  21.84      $  19.94
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                               $  0.01(a)      $  0.00(b)      $  (0.08)     $  (0.08)
 Net realized and unrealized gain (loss) on investments        1.57           (7.44)            3.02          2.83
---------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations        $  1.58         $ (7.44)        $   2.94      $   2.75
Distributions to shareowners:
 Net investment income                                        (0.04)             --               --            --
 Net realized gain                                               --           (1.66)           (3.30)        (0.85)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                  $  1.54         $ (9.10)        $  (0.36)     $   1.90
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $ 13.92         $ 12.38         $  21.48      $  21.84
=====================================================================================================================
Total return*                                                 12.87%         (37.23)%          15.46%        14.20%
Ratio of net expenses to average net assets+                   2.35%           1.98%            1.87%         1.90%
Ratio of net investment loss to average net assets+           (0.03)%         (0.05)%          (0.36)%       (0.36)%
Portfolio turnover rate                                          81%             61%              54%           91%
Net assets, end of period (in thousands)                    $86,536         $92,814         $187,566      $188,847
Ratios with reduction for fees paid indirectly:
 Net expenses                                                  2.35%           1.97%            1.86%         1.89%
 Net investment loss                                          (0.03)%         (0.04)%          (0.35)%       (0.35)%
=====================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
(b) Amount rounds to less than $0.01 per share.


The accompanying notes are an integral part of these financial statements.


30  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

-------------------------------------------------------------------------------------------
                                                                Six Months
                                                                Ended
                                                                4/30/11         Year Ended
                                                                (unaudited)     10/31/10
-------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                            $ 19.48         $ 16.66
-------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                   $  0.05         $  0.05
 Net realized and unrealized gain (loss) on investments            3.24            2.87
-------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations            $  3.29         $  2.92
Distributions to shareowners:
 Net investment income                                            (0.05)          (0.10)
 Net realized gain                                                   --              --
-------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                      $  3.24         $  2.82
-------------------------------------------------------------------------------------------
Net asset value, end of period                                  $ 22.72         $ 19.48
===========================================================================================
Total return*                                                     16.89%          17.58%
Ratio of net expenses to average net assets+                       1.33%**         1.50%
Ratio of net investment income (loss) to average net assets+       0.45%**         0.33%
Portfolio turnover rate                                              80%**           89%
Net assets, end of period (in thousands)                        $63,124         $59,172
Ratios with reduction for fees paid indirectly:
 Net expenses                                                      1.33%**         1.50%
 Net investment income                                             0.45%**         0.33%
===========================================================================================


----------------------------------------------------------------------------------------------------------------------
                                                                  Year Ended   Year Ended     Year Ended   Year Ended
                                                                  10/31/09     10/31/08       10/31/07     10/31/06
----------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                              $ 14.82      $ 25.26       $ 25.06      $ 22.67
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.08      $  0.11       $  0.05      $  0.03
 Net realized and unrealized gain (loss) on investments              1.91        (8.85)         3.53         3.23
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $  1.99      $ (8.74)      $  3.58      $  3.26
Distributions to shareowners:
 Net investment income                                              (0.15)       (0.04)        (0.08)       (0.02)
 Net realized gain                                                     --        (1.66)        (3.30)       (0.85)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $  1.84      $(10.44)      $  0.20      $  2.39
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 16.66      $ 14.82       $ 25.26      $ 25.06
======================================================================================================================
Total return*                                                       13.63%      (36.83)%       16.14%       14.79%
Ratio of net expenses to average net assets+                         1.66%        1.40%         1.33%        1.38%
Ratio of net investment income (loss) to average net assets+         0.62%        0.54%         0.18%        0.15%
Portfolio turnover rate                                                81%          61%           54%          91%
Net assets, end of period (in thousands)                          $57,029      $40,614       $62,741      $43,091
Ratios with reduction for fees paid indirectly:
 Net expenses                                                        1.66%        1.40%         1.33%        1.37%
 Net investment income                                               0.62%        0.54%         0.18%        0.16%
======================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11  31

-------------------------------------------------------------------------------------
                                                          Six Months
                                                          Ended
                                                          4/30/11         Year Ended
                                                          (unaudited)     10/31/10
-------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $  20.75        $  17.70
-------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.12        $   0.19
 Net realized and unrealized gain (loss) on investments       3.42            3.05
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   3.54        $   3.24
Distributions to shareowners:
 Net investment income                                       (0.19)          (0.19)
 Net realized gain                                              --              --
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   3.35        $   3.05
-------------------------------------------------------------------------------------
Net asset value, end of period                            $  24.10        $  20.75
=====================================================================================
Total return*                                                17.14%          18.46%
Ratio of net expenses to average net assets+                  0.73%**         0.84%
Ratio of net investment income to average net assets+         1.04%**         0.99%
Portfolio turnover rate                                         80%**           89%
Net assets, end of period (in thousands)                  $413,732        $344,695
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.73%**         0.84%
 Net investment income                                        1.04%**         0.99%
=====================================================================================



---------------------------------------------------------------------------------------------------------------
                                                          Year Ended    Year Ended    Year Ended    Year Ended
                                                          10/31/09      10/31/08      10/31/07      10/31/06
---------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                      $  15.76      $  26.73      $  26.31      $  23.68
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                    $   0.21      $   0.26      $   0.19      $   0.24
 Net realized and unrealized gain (loss) on investments       2.01         (9.39)         3.74          3.35
---------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations      $   2.22      $  (9.13)     $   3.93      $   3.59
Distributions to shareowners:
 Net investment income                                       (0.28)        (0.18)        (0.21)        (0.11)
 Net realized gain                                              --         (1.66)        (3.30)        (0.85)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   1.94       $(10.97)     $   0.42      $   2.63
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $  17.70       $ 15.76      $  26.73      $  26.31
===============================================================================================================
Total return*                                                14.41%       (36.41)%       16.84%        15.59%
Ratio of net expenses to average net assets+                  0.95%         0.71%         0.68%         0.62%
Ratio of net investment income to average net assets+         1.35%         1.23%         0.82%         0.92%
Portfolio turnover rate                                         81%           61%           54%           91%
Net assets, end of period (in thousands)                  $293,436      $236,643      $354,485      $291,513
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.95%         0.71%         0.68%         0.61%
 Net investment income                                        1.35%         1.23%         0.82%         0.93%
===============================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


32  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

Notes to Financial Statements | 4/30/11 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value Fund (the Fund) is a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Fund offers five classes of shares designated as Class A, Class B, Class C, Class R and Class Y shares. Effective as of the close of business on December 31, 2009, Class B shares are no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions may continue to be reinvested in Class B shares, and shareholders may exchange their Class B shares for Class B shares of other Pioneer funds, as permitted by existing exchange privileges. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    33
reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices.

   At April 30, 2011, there were no securities that were valued using fair value methods (other than securities that were valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.


34    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its share-owners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions payable will be determined at the end of the Fund's current taxable year. The tax character of distributions paid during the year ended October 31, 2010 was as follows:



   ------------------------------------------------------------------------------
                                                                            2010
   ------------------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                                                  $11,331,945
   ------------------------------------------------------------------------------
      Total                                                          $11,331,945
   ==============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2010:


   ------------------------------------------------------------------------------
                                                                            2010
   ------------------------------------------------------------------------------
    Distributable earnings:
    Undistributed ordinary income                                     $4,858,157
    Capital loss carryforward                                       (254,549,878)
    Unrealized appreciation                                          165,406,493
   ------------------------------------------------------------------------------
      Total                                                         $(84,285,228)
   ==============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax-basis adjustments on Real Estate Investment Trust (REIT) holdings.


C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $41,440 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2011.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    35

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.


E. Class Actions

   During the period, the Fund recognized gains of $575,009 in settlement of class action lawsuits from several different companies, as reflected on the Statement of Operations.


F. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the


36    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11
   borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets up to $500 million, 0.65% on the next $500 million; 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell Mid Cap Value Index. The performance comparison is made for a rolling 36-month period. In addition, Pioneer contractually limits any positive adjustment of the Fund's management fee to 0.10% of the Fund's average daily net assets on an annual basis (i.e., to a maximum of 0.80% after the performance adjustment). For the six months ended April 30, 2011, the aggregate performance adjustment resulted in a decrease of $724,934 to the basic fee. For the six months ended April 30, 2011, the net management fee was equivalent to 0.57% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.43% and 1.18%, of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A and Class Y shares. Class B, Class C and Class R shares do not have an expense limitation. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $87,477 in management fees, administrative costs and certain other reimbursements payable to PIM at April 30, 2011.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    37

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts.

For the six months ended April 30, 2011, such out-of-pocket expenses by class of shares were as follows:


--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $431,810
 Class B                                                                  29,433
 Class C                                                                  59,873
 Class R                                                                  53,424
 Class Y                                                                 181,218
--------------------------------------------------------------------------------
    Total                                                               $755,758
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $224,476 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at April 30, 2011.


4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $36,559 in distribution fees payable to PFD at April 30, 2011.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.


38    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended April 30, 2011, CDSCs in the amount of $26,347 were paid to PFD.


5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended April 30, 2011, the Fund's expenses were not reduced under such arrangements.


6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended April 30, 2011, the Fund had no borrowings under this agreement.


7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    39

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Mid Cap Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in March 2010 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. In July 2010, the Trustees approved the format of the contract review materials and submitted their formal request to PIM to furnish information necessary to evaluate the terms of the investment advisory agreement. The contract review materials were provided to the Trustees in July 2010 and September 2010. After reviewing and discussing the materials, the Trustees submitted a request for additional information to PIM, and materials were provided in response to this request. Meetings of the Independent Trustees of the Fund were held in July, September, October, and November, 2010 to review and discuss the contract review materials. In addition, the Trustees took into account the information related to the Fund provided to the Trustees at each regularly scheduled meeting.

At a meeting held on November 16, 2010, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In considering the renewal of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund, its research process and its process for trade execution. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. In addition, the Trustees considered the arrangements put in place to retain key investment and other personnel. The Trustees also considered the substantial


40    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11
attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fifth quintile of its Morningstar category for the one year period ended June 30, 2010, in the third quintile of its Morningstar category for the three and ten year periods ended June 30, 2010, and in the fourth quintile of its Morningstar category for the five year period ended June 30, 2010. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) The Trustees discussed the Fund's recent underperformance with PIM and were satisfied with the information presented by PIM with respect to the Fund's performance.

Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Trust Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2010 was in the third quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees considered that the Fund's management fee is adjusted upward or downward based on the Fund's performance and considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    41

The Trustees considered that the Fund's expense ratio for the twelve months ended June 30, 2010 was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted the impact of the Fund's transfer agency and other non-management fee expenses on the Fund's expense ratio. The Trustees considered that the Fund's median account size was significantly smaller than the Fund's mean account size. The Trustees considered the impact of the performance fee on the Fund's expense ratio. The Trustees considered the contractual expense limitation agreed to by PIM with respect to the Fund.

The Trustees also reviewed management fees charged by PIM to its institutional and other clients. In evaluating the fees associated with PIM's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that in some instances the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Funds. The Trustees


42    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11
noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons particularly, for example during the recent difficult periods for financial markets, as the level of services was maintained notwithstanding a significant decline in PIM's fee revenues from the Funds. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. The Trustees also considered the benefits to the Fund and to PIM and its affiliates from the use of "soft" commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.


                  Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11    43

Trustees, Officers and Service Providers

Trustees                        Officers
John F. Cogan, Jr., Chairman    John F. Cogan, Jr., President
David R. Bock                   Daniel K. Kingsbury, Executive
Mary K. Bush                      Vice President
Benjamin M. Friedman            Mark E. Bradley, Treasurer
Margaret B.W. Graham            Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


44    Pioneer Mid Cap Value Fund | Semiannual Report | 4/30/11

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 29, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 29, 2011


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date June 29, 2011

* Print the name and title of each signing officer under his or her signature.